CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Aug. 31, 2022 CAD ($)
Statement of changes in equity [abstract]
Issue cost at unit financing	$ 3,502
Issue cost at private placement	1,174
Issue cost related to business combination	$ 65